Note 7 - Inventories (Details) - Summary of Inventory (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Summary of Inventory [Abstract]
Finished goods	$ 2,686	$ 2,153
Work-in-process	1,405	1,725
Raw materials	4,551	3,339
	$ 8,642	$ 7,217